INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 932	$ 229
Deferred income tax liabilities	(932)	(229)
Net deferred tax asset (liabilities)	0	0
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	34	0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	40	0
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	858	229
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(496)	(90)
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (436)	$ (139)